Investment Strategy	May 18, 2026
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser Simplify Asset Management Inc. (the “Adviser”) collaborates with the Fund’s sub-adviser, Propel Bio Management, LLC (the “Sub-Adviser”), to seek to achieve the Fund’s investment objective. The Fund concentrates its investments (i.e., invests more than 25% of its net assets) in the securities of issuers in the biotechnology, pharmaceuticals, healthcare technology, and life science tools and services industries. Each of these industries are commonly categorized within the healthcare sector because they share similar economic features and regulatory constraints. The Fund also may invest in securities of issuers engaged in energy-related endeavors such as the production, generation, and sale of energy resources. The Sub-Adviser employs an actively managed opportunistic multi-asset strategy that focuses on common stock, preferred stock, convertible bonds, structured notes, corporate notes and bonds, and ETFs that primarily invest in the preceding security types. The Fund also may invest in money market funds. The Adviser employs a derivatives strategy to partially protect or enhance Fund returns. The Sub-Adviser is responsible for security selection and the Adviser is responsible for trade execution, regulatory oversight of the Fund and the derivatives strategy.

The Fund invests without restriction as to security currency, issuer capitalization (including micro-capitalization), or country and without restriction as to debt credit quality, maturity, structure, or issuer type. Lower quality corporate debt is commonly known as a “junk bond.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Ratings Group or lower than BBB- by Fitch Ratings, Inc. The Fund may invest in privately placed and restricted securities (including 144A bonds). The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.

Sub-Adviser’s Opportunistic Multi-Asset Strategy

The Sub-Adviser selects securities that it believes present attractive investment opportunities, which may include securities that the Sub-Adviser believes are neglected and overlooked investments and present significant opportunities for capital appreciation. The Sub-Adviser uses fundamental, bottom-up analysis to identify securities that present attractive investment opportunities, which may include securities that the Sub-Adviser determines to be undervalued or present opportunities for growth. The Sub-Adviser selects debt or equity exposure based on its estimation of expected relative returns. The Sub-Adviser sells a security when it believes it is no longer undervalued or when more attractive investments are identified.

Healthcare Sector Sub-Strategy

The Sub-Adviser employs individuals who possess significant scientific, technical, operational, regulatory and commercial expertise to evaluate the science and prospects of healthcare sector companies as well as individuals with significant experience and expertise in identifying securities that present attractive investment opportunities, which may include securities that the Sub-Adviser determines to be undervalued or present opportunities for growth. Healthcare sector companies that the Fund typically includes in the portfolio are small to medium capitalization companies that may be in various stages of maturity. These may include “early-stage companies” which include those that routinely develop new products or services or are in the process of conducting clinical trials and may not yet be consistently profitable. The Sub-Adviser’s evaluation ranks the expected returns and risk profile of each potential investment based upon an evaluation of: (i) the scientific proposition of the issuer, (ii) the probability that the science will lead to a product or treatment, and (iii) projected profits from each successful product or treatment.

Adviser’s Derivatives-Based Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives, measured at market value. Such derivatives include equity, treasury, commodity, and currency futures (derivative contracts that obligate the buyer or seller to transact at a set price and predetermined time) and exchange-traded and over the counter (“OTC”) put and call options on equities, treasuries, commodities, and currencies or futures. The derivatives strategy is a form of leveraged investing. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period. The Fund may invest in total return swaps such as swaps on high yield debt instruments or high yield indexes or equity indexes as reference assets. A total return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset. These are regulatory primarily by the Commodity Futures Trading Commission or the Securities and Exchange Commission, depending on the underlying asset.

The option overlay is a strategic, persistent exposure meant to partially hedge against market declines. If the market goes up, the Fund’s returns may outperform the market because the Adviser will sell or exercise the call options. If the market goes down, the Fund’s returns may fall less than the market because the Adviser will sell or exercise the put options.

The Adviser selects derivatives based upon its evaluation of relative value, based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and exercises or closes the options typically based on maturity. The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the use of derivatives is intended to improve the Fund’s performance, there is no guarantee that it will do so.

When using derivatives, the Fund is required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds, including affiliated money market ETFs; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.